BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund

(the “Large Cap Growth Fund”)

Supplement dated January 22, 2026

to the Prospectus dated October 27, 2025, and

to the Summary Prospectus dated October 27, 2025

This supplement provides new and additional information beyond that contained in the

Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.

A.

The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Large Cap Growth Fund, has approved the termination of the investment sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust to be effective on or around January 23, 2026 (the “Effective Date”).

Accordingly, as of the Effective Date, all references and information related to BlackRock, with respect to the Large Cap Growth Fund, in the Prospectus and Summary Prospectus are hereby deleted in their entirety.

B.

Kathleen A. McCarragher no longer serves as portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by Jennison Associates LLC (“Jennison’s Allocated Portion of the Large Cap Growth Fund”). Blair A. Boyer, Natasha Kuhlkin and Owuraka Koney continue to serve as portfolio managers of Jennison’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, all references and information related to Kathleen A. McCarragher in the Prospectus and Summary Prospectus are hereby deleted in their entirety.

C.

Additionally, the Board of Trustees of the Trust has approved an investment sub-advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM will serve as a sub-adviser to an allocated portion of the Large Cap Growth Fund effective on or around January 26, 2026. Jennison Associates LLC, Lazard Asset Management LLC, Sustainable Growth Advisers, LP and T. Rowe Price Associates, Inc. will continue to be sub-advisers to the Large Cap Growth Fund.

Accordingly, as of January 26, 2026, the Prospectus and Summary Prospectus are hereby supplemented and revised as follows:

1.

The first paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and the first paragraph under the corresponding sub-section of the Summary Prospectus are hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies, including index-based strategies, to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the information technology sector. The Fund follows an investing style that favors growth investments.

2.

The fifth paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and the fifth paragraph under the corresponding sub-section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: Jennison Associates LLC (“Jennison”), Lazard Asset Management LLC (“Lazard”), Russell Investment Management, LLC (“RIM”), Sustainable Growth Advisers, LP (“SGA”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

3.

The following paragraphs are hereby added to the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub-section of the Summary Prospectus:

RIM’s Principal Investment Strategies

Cash Equitization:

At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.

Completion Portfolio:

At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM will use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication (strategies that seek to purchase the securities in an index or a blend of indexes).

4.

The “Derivatives Risk” paragraph in the sub-section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub-section of the Summary Prospectus are hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, currency forwards and total return swaps) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above.

5.

The “Passive Management Risk” paragraph in the sub-section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub-section of the Summary Prospectus are hereby deleted.

6.

The following paragraph is hereby added to the sub-section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub-section of the Summary Prospectus:

Completion Portfolio Risk. As part of RIM’s completion portfolio strategies, RIM may use index-based strategies, including index replication and optimized index sampling, to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of the Fund’s portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.

7.

The following table is hereby added to the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Large Cap Growth Fund” and under the corresponding sub-section of the Summary Prospectus:

RIM

Portfolio Managers	Position with RIM	Length of Service to the Fund
Brian Causey, CFA	Senior Director, Overlay Services	Since January 2026
Jeremy Field	Senior Portfolio Manager, Customized Portfolio Solutions, Equity	Since January 2026
Evgenia Gvozdeva, PhD	Managing Director, Head of Research	Since January 2026
Christina Shockley	Senior Portfolio Manager, Customized Portfolio Solutions, Overlay Services	Since January 2026
Nick Zylkowski, CFA	Managing Director and Co-head of Customized Portfolio Solutions	Since January 2026

8.

The second paragraph under the sub-section entitled “Bridge Builder Large Cap Growth Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

The Large Cap Growth Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of companies included in the Russell 1000® Index will change with market conditions. While the Large Cap Growth Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium or small capitalization companies. The Large Cap Growth Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities. The Large Cap Growth Fund may invest in ADRs or GDRs. The Large Cap Growth Fund may also invest in other investment companies, including other open-end or closed-end investment companies and ETFs that have characteristics that are consistent with the Large Cap Growth Fund’s investment objective. The Large Cap Growth Fund may also invest a portion of its assets in futures contracts, currency forwards and total return swaps, principally for cash equitization purposes, and in securities of REITs, which are companies that own and/or manage real estate properties. The Large Cap Growth Fund will employ completion portfolio strategies, including index-based strategies, to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Large Cap Growth Fund. The Large Cap Growth Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Large Cap Growth Fund had significant exposure to securities of companies in the information technology sector. The Large Cap Growth Fund follows an investing style that favors growth investments.

9.

The last paragraph under the sub-section entitled “Bridge Builder Large Cap Growth Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

The Adviser allocates assets of the Large Cap Growth Fund to the following Sub-advisers: Jennison, Lazard, RIM, SGA and T. Rowe Price. The Adviser may adjust allocations to the

Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

10.

The following paragraph is hereby added to the sub-section entitled “Bridge Builder Large Cap Growth Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies”:

RIM’s Principal Investment Strategies

Cash Equitization:

At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark(s) and RIM may use the cash equitization process to manage Fund exposures. RIM may not equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure.

Completion Portfolio:

At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM will use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. This includes monitoring and assessment of risk using a variety of measurements, such as tracking error and other risk exposures relative to a benchmark. At the direction of the Adviser, Fund characteristics may be managed with the goal to offset undesired relative over- or under-weights to exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication (strategies that seek to purchase the securities in an index or a blend of indexes).

11.

The following row is hereby inserted in the table summarizing the “Principal Risks of Investing in the Funds” under the section entitled “Additional Information Regarding Principal Risks of Investing in the Funds”:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Municipal High- Income Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/ Mid Cap Growth Fund	Small/ Mid Cap Value Fund	International Equity Fund
Completion Portfolio Risk					✓

12.

The following rows in the table summarizing the “Principal Risks of Investing in the Funds” under the section entitled “Additional Information Regarding Principal Risks of Investing in the Funds” are hereby deleted and replaced with the following:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Municipal High- Income Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/ Mid Cap Growth Fund	Small/ Mid Cap Value Fund	International Equity Fund
Forward Contracts Risk		✓			✓				✓
Passive Management Risk						✓	✓	✓	✓
Swap Agreement Risk	✓	✓			✓

13.

The following paragraph is hereby added to the sub-section entitled “Principal Risks of Investing in the Funds” under the section entitled “Additional Information Regarding Principal Risks of Investing in the Funds”:

Completion Portfolio Risk. A Fund may use index-based strategies, including index replication and optimized index sampling, to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and the Fund may not hold all the securities and may hold securities not included in the reference index. The Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of the Fund’s portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.

14.	The following disclosure is hereby added as the fifth paragraph in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Management of the Funds”:

A discussion regarding the Board’s considerations in connection with the approval of the Sub-advisory Agreement with RIM, with respect to the Large Cap Growth Fund, will be available in the Fund’s reports filed on Form N-CSRS, which will cover the period from July 1, 2025 to December 31, 2025.

15.	The following disclosure is hereby added to the sub-section entitled “Sub-advisers and Portfolio Managers – Large Cap Growth Fund” under the section entitled “Management of the Funds”:

RIM

RIM, 401 Union Street, 18th Floor, Seattle, WA 98101, serves as a Sub-adviser to a portion of the assets of the Large Cap Growth Fund under a sub-advisory agreement with the Adviser on behalf of the Large Cap Growth Fund. RIM is registered as an investment adviser with the SEC and was founded in 1982. As of December 31, 2025, RIM had assets under management of approximately $ 70.06 billion.

Portfolio Managers:

Brian Causey, CFA, Jeremy Field, Evgenia Gvozdeva, PhD, Christina Shockley, and Nick Zylkowski, CFA, have been portfolio managers of the Large Cap Growth Fund since January 2026.

Mr. Causey, CFA has served as a Senior Director, Overlay Services since March 2025. In this role, he leads a global team of portfolio managers and investment professionals delivering customized investment and implementation solutions, including strategies such as cash securitization, synthetic rebalancing, liquidity management, liability-driven investing, portable alpha, downside protection, and client-directed hedges. Prior to his current role, Mr. Causey was a Director on the Overlay Services team from March 2018 to February 2025, with oversight of the U.S. overlay services portfolio management team. He first joined Russell Investments in 2004.

Mr. Field has served as a Senior Portfolio Manager, Customized Portfolio Solutions, Equity since March 2022. In this role, he is responsible for portfolio implementation, performance analytics, investment strategy development, and building investment and operational infrastructure to support the evolving needs of both internal and external clients. Prior to his current role, Mr. Field was a Portfolio Manager from March 2017 to February 2022. He first joined Russell Investments in April 2006.

Ms. Gvozdeva, PhD has served as a Managing Director, Head of Research since December 2023. Ms. Gvozdeva oversees all research activities, including investment manager research, quantitative research and development, investment strategy, investment practice, and investment analytics. She has held a variety of senior research and portfolio strategy roles, with a focus on multi-asset solutions, tax management, ESG customized cash overlays, and factor-based equity strategies. Prior to her current role, Ms. Gvozdeva was Managing Director, Research & Development from March 2023 to December 2023, Senior Director, Research & Development

from March 2022 to February 2023, and Director, Research & Development from April 2019 to February 2022. She first joined Russell Investments in 2009.

Ms. Shockley has served as a Senior Portfolio Manager, Customized Portfolio Solutions, Overlay Services since March 2023. Her primary responsibilities include designing, implementing, and managing portfolios within the firm’s Overlay Services group. Her expertise in this role spans strategies such as cash securitization, synthetic rebalancing, liquidity management, liability-driven investing, currency overlays, and portable alpha. Prior to her current role, Ms. Shockley was Portfolio Manager, Overlay Services from October 2017 to February 2023. She first joined Russell Investments in 2008.

Mr. Zylkowski, CFA has served as a Managing Director and Co-head of Customized Portfolio Solutions since March 2024. In this role, he leads a global team of portfolio managers and investment professionals focused on delivering customized investment and implementation solutions to the firm’s global client base. Prior to his current role, Mr. Zylkowski served as the Senior Director, Co-Head of Customized Portfolio Solutions from August 2023 to February 2024 and as Director, Proprietary Strategies from March 2020 to July 2023. He first joined Russell Investments in 2005.

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